Other Non-current Assets - HMM (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 18, 2016
Other Non-current Assets
Current portion of unearned revenue		$ 17,960	$ 19,753
Non-current portion of unearned revenue		28,528	41,730
HMM
Other Non-current Assets
Shares received from charter restructuring	4.6
Unearned revenue					$ 75,600
Current portion of unearned revenue		8,200	8,200
Non-current portion of unearned revenue		27,000	35,200
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received	$ 32,800
Loan Notes 2 HMM | HMM
Other Non-current Assets
Principal amount of unsecured notes received	$ 6,200
Interest income | HMM
Other Non-current Assets
Interest income from fair value unwinding		1,900	1,800	$ 1,800
Operating revenues | HMM
Other Non-current Assets
Contract with Customer, Liability, Revenue Recognized		$ 8,200	$ 8,800	$ 15,600